Accrued expenses, deferred revenue and other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current liabilities
Advance payments and deferred revenue	€ 2,204	€ 1,171
Discounted non-interest-bearing liabilities	690	23
Salaries, wages and social charges	59	138
Other non-current liabilities	33	121
Total accruals and deferred income classified as non-current	2,986	1,453
Current liabilities
Advance payments and deferred revenue	3,513	3,178
Salaries, wages and social charges	1,551	1,576
VAT and other indirect taxes	453	362
Other current liabilities	1,149	1,296
Total accruals and deferred income classified as current	€ 6,666	€ 6,412